INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jul. 29, 2021	Sep. 30, 2022	Sep. 30, 2021
Schedule of Equity Method Investments [Line Items]
Equity method earnings	$ 300	$ 3,381		$ 4,028	$ 44,018
Share in equity method earnings		62		4,028	36,998
Gain on disposal of equity method investment				$ 0	7,020
Other Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method earnings		2,640			8,565
Gain (loss) on step-up acquisition		(5,304)			(7,909)
Gain on disposal of equity method investment		0			1,096
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Equity method earnings		(2,578)	$ 38,874		38,874
Deferred income tax expense related to Legacy Dole		0			(10,441)
Impairment of original investment in Legacy Dole		(122,924)			(122,924)
Gain on preexisting contractual arrangements with Legacy Dole		93,000			93,000
Gain on release of deferred tax reserves attributable to Legacy Dole		20,124			20,124
Gain on release of Legacy Dole indemnities		4,403			4,403
Gain on release of accumulated other comprehensive loss attributable to Legacy Dole		3,465			3,465
Other		(53)			(53)
Gain (loss) on step-up acquisition		$ 1,985			$ 1,985